Note 6 - Other Receivables (Details) - Other Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
OtherReceivablesAbstract
Net working capital adjustments receivable from acquisitions	$ 4,005	$ 1,986
Other receivables	4,440	3,669
	$ 8,445	$ 5,655